Note 11 - Other Comprehensive Income (Details) - Amounts Reclassified from AOCI to Income (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Unrealized gains on available-for-sale securities:
Realized gains on sale of securities (a)	$ 2,499,511	[1]	$ 484,813	[1]
Income tax expense (c)	(319,944)	[2]	(92,394)	[2]
Net of tax	2,179,567		392,419
Defined benefit pension plans:
Amortization of actuarial net loss (b)	(772,646)	[3]	(913,378)	[3]
Income tax benefit (c)	262,700	[2]	310,549	[2]
Net of tax	(509,946)		(602,829)
Total reclassifications for the period	$ 1,669,621		$ (210,410)

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).